22. Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of consolidated stock-based compensation expense, by type of awards
	For the Years Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
Employee stock options	$510	$1,517	$6,350
Restricted stock grants	288	412	31,843
Total stock-based compensation expense	$798	$1,929	$38,193

Summary of consolidated stock-based compensation by line items
	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
General and administrative	$790	$1,776	$37,810
Sales, marketing and customer service	8	153	383
Total stock-based compensation expense	798	1,929	38,193
Total stock-based compensation expense after income taxes	$798	$1,929	$38,193

Summary of assumptions used in the determination of the fair value of share-based payment awards using the Black-Scholes model for stock option grants
	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
Expected term	6.25	4	4
Risk-free interest rate	1.81%-2.30%	1.15% - 2.26%	1.49% - 1.72%
Expected volatility	284%-763%	166% - 178%	139% -141%
Expected dividend yield	0%	0%	0%

Summary of stock option activities
	Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding as of January 1, 2015	254,290	84	5.65	$30,302
Granted	465,210	181
Exercised	(788)	37
Forfeited/expired	(83,225)	164
Outstanding as of December 31, 2015	635,488	145	7.85	$87,401
Granted	268,490	47
Exercised	(1,000)	49
Forfeited/expired	(352,218)	169
Outstanding as of December 31, 2016	550,760	82	7.40	$60,032
Granted	325,300	4
Exercised	–	–
Forfeited/expired	(374,800)	36
Outstanding as of December 31, 2017	501,260	66	7.03	$769
Vested and exercisable as of December 31, 2017	113,500	49	10.10	$79
Expected to vest as of December 31, 2017	249,681	18	8.19	$248

Summary of exercise price and remaining life information about options exercisable
Range of exercise price	Shares Exercisable	Weighted average remaining contractual life	Weighted average exercise price	Aggregate Intrinsic ($000)
$ 118 - $187	1,550	7.43	178	–
$ 40 - $117	27,950	8.47	53	–
$ 5 - $39	84,000	7.07		79
	113,500			79

Summary of changes in non-vested stock awards
	Time-based Options		Restricted Stock
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Non-vested as of January 1, 2015	239,370	$84	250	$75
Granted	465,211	181	204,685	166
Vested	(61,698)	78	(191,273)	165
Forfeited	(83,225)	164	(4,884)	175
Non-vested as of December 31, 2015	559,658	$128	8,778	$178
Granted	268,491	47	–	–
Vested	(45,573)	110	(2,778)	178
Forfeited	(352,218)	169	(1,250)	177
Non-vested as of December 31, 2016	430,358	46	4,750	178
Granted	325,300	4	–	–
Vested	(100,663)	43	(2,187)	128
Forfeited	(275,075)	48	(1,250)	177
Non-vested as of December 31, 2017	379,920	9	1,313	264

Summary of restricted stock awards
	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock units at January 1, 2015	18,509	$66
Granted	204,684	159
Forfeited	(4,884)	175
Restricted stock units at December 31, 2015	218,309	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2016	217,059	151
Granted	–	–
Forfeited	(1,250)	177
Restricted stock units at December 31, 2017	215,809	151